Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share

In reflection of the Share Subdivision mentioned in Note 14, the weighted average number of ordinary shares for the purpose of basic and diluted earnings per share for the years ended December 31, 2020 and 2021 has been retrospectively adjusted.

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
Net loss attributable to equity holders of the Company (RMB’000)	77,897	260,462
Weighted average number of ordinary shares in issue	1,470	141,973
Basic loss per share (RMB per share)	52,991	1,835